Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Hierarchy for Financial Assets and Liabilities not Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale investments	$ 13,509	$ 12,409
Jackpot liabilities	254,567	275,626
Debt	7,996,073	8,391,647
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale investments	13,509	12,409
Jackpot liabilities	229,089	268,581
Debt	8,089,154	8,974,126
Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale investments	0	0
Jackpot liabilities	0	0
Debt	0	0
Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale investments	0	0
Jackpot liabilities	0	0
Debt	8,089,154	8,974,126
Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale investments	13,509	12,409
Jackpot liabilities	229,089	268,581
Debt	$ 0	$ 0